Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Direct Financing Leases USD ($)	Mar. 31, 2012 Direct Financing Leases JPY (¥)	Mar. 31, 2011 Direct Financing Leases JPY (¥)	Mar. 31, 2010 Direct Financing Leases JPY (¥)	Mar. 31, 2012 Installment Loans USD ($)	Mar. 31, 2012 Installment Loans JPY (¥)	Mar. 31, 2011 Installment Loans JPY (¥)	Mar. 31, 2010 Installment Loans JPY (¥)
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	$ 44,662	¥ 3,670,784	¥ 3,814,017		$ 10,961	¥ 900,886	¥ 830,853		$ 33,701	¥ 2,769,898	¥ 2,983,164
Direct financing leases sold on securitization	48	3,969	12,651
Principal amount of assets managed or sold on securitization receivables	44,710	3,674,753	3,826,668
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	3,891	319,819	344,855		212	17,441	22,787		3,679	302,378	322,068
Direct financing lease sold on securitization	0	0	0
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	3,891	319,819	344,855
Assets recorded on the balance sheet credit losses	441	36,259	61,654	57,797	82	6,783	7,505	8,744	359	29,476	54,149	49,053
Direct financing lease sold on securitization credit losses	0	0	0	0
Assets managed or sold on securitization net credit losses	$ 441	¥ 36,259	¥ 61,654	¥ 57,797